Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ifrs_Cash and Cash Equivalents [Line Items]
Cash at bank	$ 916,488		$ 585,416
Cash and cash equivalents	916,488	[1]	585,416	$ 898,802	$ 633,450
AAA (F1+)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	127,781		15,413
AA+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			9,407
AA
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			115,810
A+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			30,576
A (F1)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	628,033		216,700
A-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			25,559
BBB+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			6,349
BBB
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,143
BBB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	162		25
BB
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			6,663
BB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			18,469
B+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			2,809
B
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	157,277		46,757
B-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			90,564
C
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	67
Not rated
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 25		$ 315

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).